PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 51,460
Values at end of year	87,533	$ 51,460
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	99,256	83,005
Additions related to business combinations (note 25.12)	3,681	48
Additions	47,037	18,922
Transfers	0	0
Disposals	(315)	(2,587)
Translation	(310)	(132)
Values at end of year	149,349	99,256
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	47,796	39,126
Additions	14,542	11,230
Disposals	(237)	(2,438)
Translation	(285)	(122)
Values at end of year	$ 61,816	$ 47,796
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 11,180
Values at end of year	13,662	$ 11,180
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	30,053	23,381
Additions related to business combinations (note 25.12)	878	0
Additions	8,397	7,055
Transfers	48	6
Disposals	(268)	(353)
Translation	(169)	(36)
Values at end of year	38,939	30,053
Computer equipment and software | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	18,873	14,609
Additions	6,759	4,641
Disposals	(191)	(346)
Translation	(164)	(31)
Values at end of year	$ 25,277	$ 18,873
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 2,846
Values at end of year	4,255	$ 2,846
Furniture and office supplies | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	7,142	5,810
Additions related to business combinations (note 25.12)	727	5
Additions	570	719
Transfers	1,369	845
Disposals	(42)	(229)
Translation	(167)	(8)
Values at end of year	9,599	7,142
Furniture and office supplies | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	4,296	3,694
Additions	1,225	832
Disposals	(46)	(224)
Translation	(131)	(6)
Values at end of year	$ 5,344	$ 4,296
Office fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 17,907
Values at end of year	20,067	$ 17,907
Office fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	41,904	33,275
Additions related to business combinations (note 25.12)	1,585	43
Additions	1,055	1,083
Transfers	5,787	9,596
Disposals	0	(2,005)
Translation	26	(88)
Values at end of year	50,357	41,904
Office fixtures | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	23,997	20,421
Additions	6,283	5,529
Disposals	0	(1,868)
Translation	10	(85)
Values at end of year	$ 30,290	$ 23,997
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 16
Values at end of year	80	$ 16
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	37	37
Additions related to business combinations (note 25.12)	71	0
Additions	0	0
Transfers	0	0
Disposals	0	0
Translation	0	0
Values at end of year	108	37
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	21	13
Additions	7	8
Disposals	0	0
Translation	0	0
Values at end of year	$ 28	$ 21
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 12,792
Values at end of year	12,944	$ 12,792
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	13,401	6,981
Additions related to business combinations (note 25.12)	420	0
Additions	0	0
Transfers	0	6,420
Disposals	0	0
Translation	0	0
Values at end of year	13,821	13,401
Buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	609	389
Additions	268	220
Disposals	0	0
Translation	0	0
Values at end of year	877	609
Lands
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 25.12)	0	0
Additions	0	0
Transfers	0	0
Disposals	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	4,365
Values at end of year	34,171	4,365
Properties under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	4,365	11,167
Additions related to business combinations (note 25.12)	0	0
Additions	37,015	10,065
Transfers	(7,204)	(16,867)
Disposals	(5)	0
Translation	0	0
Values at end of year	34,171	4,365
Properties under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	$ 0	$ 0